SCUDDER
                                                                     INVESTMENTS


                              Value Funds I
                              Advisor Classes A, B and C


Prospectus
--------------------------------------------------------------------------------
                             Scudder Contrarian Fund
                             February 1, 2001, as revised May 29, 2001

                             Scudder Dividend & Growth Fund
                             May 1, 2001, as revised May 29, 2001

                             Scudder-Dreman High Return Equity Fund
                             February 1, 2001, as revised May 29, 2001

                             Scudder Large Company Value Fund*
                             December 29, 2000, as revised May 29, 2001

                             *  Class A, B and C shares of Scudder Large
                                Company Value Fund will not be available for purchase until June 22, 2001.


      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work

     4  Scudder Contrarian Fund

     8  Scudder Dividend &
        Growth Fund

    12  Scudder-Dreman High Return
        Equity Fund

    16  Scudder Large Company
        Value Fund

    20  Other Policies and Risks

    21  Who Manages and Oversees
        the Funds

    24  Financial Highlights

   How to Invest in the Funds

    31  Choosing a Share Class

    36  How to Buy Shares

    37  How to Exchange or Sell
        Shares

    38  Policies You Should Know
        About

    44  Understanding Distributions
        and Taxes

  How the Funds Work

  These funds invest mainly in common stocks, as a way of seeking growth of your investment.

  The funds invest mainly in companies whose stock prices appear low in light of other measures of worth, such as earnings, book value or cash flow. Each fund pursues its own goal.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                   Class A     Class B   Class C

                                 ticker symbol     KDCAX       KDCBX       KDCCX
                                   fund number     086         286         386

  Scudder Contrarian Fund
  formerly Kemper Contrarian Fund
--------------------------------------------------------------------------------

          The Fund's Main Investment Strategy

          The fund seeks long-term capital appreciation, with current income as a secondary objective. The fund normally invests at least 65% of total assets in common stocks and other equity securities of large U.S. companies (those with a market value of $1 billion or more) that the portfolio managers believe are undervalued. Although the fund can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). As of December 31, 2000, companies in which the fund invests had a median market capitalization of approximately $12.9 billion.

          The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

          The managers assemble the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of the sectors and industries represented.

          The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the managers' expectations.

--------------------------------------------------------------------------------

OTHER INVESTMENTS Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

             To the extent that the fund focuses in one or more sectors, any factors affecting those sectors could affect fund performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

             Other factors that could affect performance include:

             o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

             o value stocks may be out of favor for certain periods

             o derivatives could produce disproportionate losses

             o at times, market conditions might make it hard to value some investments or to get an attractive price for them

             o foreign securities may be more volatile than their U.S.
               counterparts, for reasons such as currency fluctuations and political and economic uncertainty


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors interested in diversifying a growth-oriented portfolio or adding a core holding to a value-oriented portfolio.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is September 11, 1995. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder Contrarian Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.53
1992           11.32
1993            9.07
1994           -0.03
1995           44.57
1996           14.42
1997           28.73
1998           19.17
1999          -10.73
2000           15.69

Best Quarter: 18.90%, Q1 1991             Worst Quarter: -13.36%, Q3 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                                                         Since
                                   1 Year      5 Years     10 Years   Inception*
--------------------------------------------------------------------------------
Class A                              9.03       11.31       14.26        12.50
--------------------------------------------------------------------------------
Class B                             11.76       11.52       13.90        12.10
--------------------------------------------------------------------------------
Class C                             14.77       11.58       13.80        12.00
--------------------------------------------------------------------------------
Index                               -9.10       18.33       17.46        16.53
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In both the table and the chart, total returns for 1990 through 1996 would have been lower if operating expenses hadn't been reduced.

*   Since 3/18/1988. Index comparison begins 3/31/1988.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(% of offering price)                                 5.75%     None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                            None*    4.00%     1.00%
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.75%     0.75%     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**                    0.21      1.00      1.00
--------------------------------------------------------------------------------
Other Expenses***                                     0.33      0.38      0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.29      2.13      2.10
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $699            $960          $1,242          $2,042
--------------------------------------------------------------------------------
Class B shares           616             967           1,344           2,051
--------------------------------------------------------------------------------
Class C shares           313             658           1,129           2,431
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $699            $960          $1,242          $2,042
--------------------------------------------------------------------------------
Class B shares           216             667           1,144           2,051
--------------------------------------------------------------------------------
Class C shares           213             658           1,129           2,431
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Class A     Class B    Class C

                                   ticker symbol  SNNAX       SNNBX       SNNCX
                                     fund number  413         613         713

  Scudder Dividend & Growth Fund
--------------------------------------------------------------------------------

          The Fund's Main Investment Strategy

          The fund seeks high current income and long-term growth of capital by investing primarily in common stocks, convertible securities and real estate investment trusts. The fund may invest up to 80% of net assets in common stocks, up to 30% of net assets in convertible securities and up to 25% of net assets in securities of real estate investment trusts (REITs).

          In choosing securities, the portfolio managers begin by determining the relative attractiveness of each type of allowable security, based on their analysis of outlooks for interest rates and the economy, among other factors.

          In choosing securities, the managers seek medium- and large-sized companies whose dividend and earning prospects are attractive relative to the S&P 500 Index. The fund may invest in dividend paying and non-dividend paying stocks.

          In choosing convertible securities (which are often below investment-grade debt securities, commonly referred to as junk bonds), the managers favor those issued by undervalued companies, examining securities with many different types of structures. In choosing REITs, the managers seek those issued by companies with strengths in acquisition, development and property management.

          The fund will typically sell a security when it reaches a target price or when the managers believe other investments offer better opportunities.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's investments are equities, the fund may also invest up to 20% of net assets in debt securities, including junk bonds (i.e., grade BB/Ba and below). Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers do not intend to use them as principal investments, and may not use them at all.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The value of any convertible securities the fund owns will probably be affected by the issuer's stock price. To the extent that the fund focuses on income, it may end up missing opportunities in faster-growing industries or companies.

             REITs carry additional risks and may be more volatile than other types of income-paying equity securities. Rising interest rates, for example, tend to lower the yields of existing REITs and may discourage real estate companies from developing new projects.

             Other factors that could affect performance include:

             o the  managers  could be wrong in  their  analysis  of  economic trends, industries, companies, types of securities or other matters

             o  prices  of bonds or  convertible  securities  could be hurt by rising interest rates or declines in credit quality

             o derivatives could produce disproportionate losses

             o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for long-term investors interested in participating in the stock market while keeping a focus on income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Dividend & Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999           15.88
2000            6.76

2001 Total Return as of March 31: -11.83%
Best Quarter: 10.49%, Q4 1999             Worst Quarter: -7.66%, Q3 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                      1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                                0.62                       4.65
--------------------------------------------------------------------------------
Class B                                2.91                       5.22
--------------------------------------------------------------------------------
Class C                                5.94                       6.38
--------------------------------------------------------------------------------
Index                                 -9.10                       8.38
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

In the chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

*   Since 7/17/1998. Index comparison begins 7/31/1998.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A       Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75%         None         None
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None*         4.00%       1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                0.75%         0.75%       0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees**           0.25%         1.00%       1.00%
--------------------------------------------------------------------------------
Other Expenses***                             0.34%         0.39%       0.37%
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.34%         2.14%       2.12%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $704            $975          $1,267          $2,095
--------------------------------------------------------------------------------
Class B shares           617             970           1,349           2,082
--------------------------------------------------------------------------------
Class C shares           315             664           1,139           2,452
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $704            $975          $1,267          $2,095
--------------------------------------------------------------------------------
Class B shares           217             670           1,149           2,082
--------------------------------------------------------------------------------
Class C shares           215             664           1,139           2,452
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Class A     Class B    Class C

                                   ticker symbol  KDHAX       KDHBX       KDHCX
                                     fund number  087         287         387

  Scudder-Dreman High Return Equity Fund
  formerly Kemper-Dreman High Return Equity Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks to achieve a high rate of total return. The fund normally invests at least 65% of total assets in equity securities (mainly common stocks). The fund focuses on stocks of large U.S. companies (those with a market value of $1 billion or more) that the portfolio manager believes are undervalued. Although the fund can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). As of December 31, 2000, companies in which the fund invests had a median market capitalization of approximately $9.2 billion and an average market capitalization of $27.8 billion.

             The portfolio manager begins by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

             The manager assembles the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The manager may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 20% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), particularly exchange-traded stock index futures, which offer the fund exposure to future stock market movements without direct ownership of stocks, the manager doesn't intend to use them as principal investments, and may not use them at all.

             The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

             To the extent that the fund concentrates in one or more sectors, any factors affecting those sectors could affect fund performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

             Other factors that could affect performance include:

               o the  manager  could  be  wrong in his  analysis  of  companies, industries, economic trends, or other matters

               o value stocks may be out of favor for certain periods

               o derivatives could produce disproportionate losses

               o foreign  securities  may be  more  volatile  than  their  U.S.
                 counterparts, for reasons such as currency fluctuations andpolitical and economic uncertainty

               o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors with long-term goals who are interested in a large-cap value fund that may focus on certain sectors of the economy.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is September 11, 1995. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder-Dreman High Return Equity Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           47.57
1992           19.80
1993            9.22
1994           -0.99
1995           46.86
1996           28.79
1997           31.92
1998           11.96
1999          -13.23
2000           41.32

Best Quarter: 33.22%, Q1 1991             Worst Quarter: -12.68%, Q4 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                                                         Since
                                    1 Year      5 Years     10 Years  Inception*
--------------------------------------------------------------------------------
Class A                              33.19       17.06       19.96        17.14
--------------------------------------------------------------------------------
Class B                              37.13       17.32       19.58        16.77
--------------------------------------------------------------------------------
Class C                              40.15       17.47       19.67        16.87
--------------------------------------------------------------------------------
Index                                -9.10       18.33       17.46        16.53
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In both the table and the chart, total returns for 1990 through 1995 would have been lower if operating expenses hadn't been reduced.

*   Since 3/18/1988. Index comparison begins 3/31/1988.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                            Class A   Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(% of offering price)                                 5.75%     None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                            None*    4.00%      1.00%
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                        0.70%     0.70%     0.70%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**                    0.23      1.00      1.00
--------------------------------------------------------------------------------
Other Expenses***                                     0.35      0.40      0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.28      2.10      2.08
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.350%, 0.400% and 0.375% for Class A, Class B and Class C shares, respectively. In addition, the advisor has agreed to waive 0.007% of the administrative fee for Class A shares until 5/29/2002.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $698            $958          $1,237          $2,031
--------------------------------------------------------------------------------
Class B shares           613             958           1,329           2,029
--------------------------------------------------------------------------------
Class C shares           311             652           1,119           2,410
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $698            $958          $1,237          $2,031
--------------------------------------------------------------------------------
Class B shares           213             658           1,129           2,029
--------------------------------------------------------------------------------
Class C shares           211             652           1,119           2,410
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Class A     Class B    Class C
                                     fund number  449         649         749

  Scudder Large Company Value Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks maximum long-term capital appreciation through a value-oriented investment approach. It does this by investing at least 65% of net assets in common stocks and other equities of large U.S. companies (those with a market value of $1 billion or more).

             In choosing stocks, the portfolio managers begin by using a computer model. Examining the companies in the Russell 1000 Index, the model seeks those whose market values, when compared to factors such as earnings, book value and sales, place them in the most undervalued 40% of companies in the index.

             To further narrow the pool of potential stocks, the managers use bottom-up analysis, looking for companies that seem poised for business improvement, whether through a rebound in their markets, a change in business strategy or other factors. The managers also draw on fundamental investment research to assemble the fund's portfolio, looking at earnings, management and other factors of the qualifying stocks. Additionally, the managers assess the economic outlooks for various industries and the risk characteristics and potential volatility of each stock.

             The managers may favor securities from different industries and companies at different times while still maintaining variety in terms of the industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of net assets in debt securities, including convertible bonds and junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

             The fund will normally sell a stock when it reaches a target price, when the managers believe other investments offer better opportunities or in the course of adjusting its exposure to a given industry.

             The Main Risks of Investing in the Fund

             There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

             As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. market. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. When large company stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

             To the extent that the fund focuses on a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

             Other factors that could affect performance include:

             o the  managers  could be wrong in their  analysis of  companies, industries, economic trends, geographical areas or other matters

             o value stocks may be out of favor for certain periods

             o derivatives could produce disproportionate losses

             o at times,  market  conditions  might make it hard to value some investments or to get an attractive price for them

--------------------------------------------------------------------------------

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for long-term investors who favor a value investment style and are interested in broadly diversified exposure to large company stocks.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charge of Class A and B. Class S shares are offered in a different prospectus.

Scudder Large Company Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990          -17.20
1991           42.57
1992            6.80
1993           19.74
1994          -10.12
1995           31.28
1996           19.22
1997           32.18
1998            9.20
1999            4.37

2000 Total Return as of September 30: 7.06%
Best Quarter: 19.70%, Q1 1991            Worst Quarter: -22.32%, Q3 1990

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                     -1.63                17.32               11.67
--------------------------------------------------------------------------------
Class B                      0.43                17.53               11.44
--------------------------------------------------------------------------------
Class C                      3.57                17.80               11.46
--------------------------------------------------------------------------------
Index                        7.35                23.07               15.60
--------------------------------------------------------------------------------

Index: The Russell 1000 Value Index, which consists of those stocks in the Russell 1000 Index that have a less-than-average growth orientation.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                           Class A   Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(% of offering price)                                 5.75%     None      None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                            None*    4.00%     1.00%
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                        0.58%     0.58%     0.58%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                      0.25      1.00      1.00
--------------------------------------------------------------------------------
Other Expenses**                                      0.33      0.38      0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.16      1.96      1.93
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $686            $922           $1,177          $1,903
--------------------------------------------------------------------------------
Class B shares           599             915            1,257           1,888
--------------------------------------------------------------------------------
Class C shares           296             606            1,042           2,254
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $686            $922           $1,177          $1,903
--------------------------------------------------------------------------------
Class B shares           199             615            1,057           1,888
--------------------------------------------------------------------------------
Class C shares           196             606            1,042           2,254
--------------------------------------------------------------------------------

Other Policies and Risks

             While the sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

             o Although major changes tend to be infrequent, a fund's Board could change the fund's investment goal without seeking shareholder approval.

             o As a temporary defensive measure, Scudder Dividend & Growth Fund and Scudder Large Company Value Fund could shift up to 100% of assets, and Scudder Contrarian Fund and Scudder-Dreman High Return Equity Fund could shift up to 50% of assets, into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.

             o These funds' equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

             Euro conversion

             Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already well underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

             For more information

             This prospectus doesn't tell you about every policy or risk of investing in the funds.

             If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

             Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

             The investment advisor

             The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

             The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

             The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

             Fund Name                                              Fee Paid
             -------------------------------------------------------------------
             Scudder Contrarian Fund                                0.75%
             -------------------------------------------------------------------
             Scudder Dividend & Growth Fund                         0.22%*
             -------------------------------------------------------------------
             Scudder-Dreman High Return Equity Fund                 0.70%
             -------------------------------------------------------------------
             Scudder Large Company Value Fund                       0.62%
             -------------------------------------------------------------------

             * Reflecting the effect of expense limitations and/or fee waivers then in effect.

             Scudder Dividend & Growth Fund and Scudder Large Company Value Fund have entered into new investment management agreements with the advisor. The table below describes the new fee rates for each fund and the effective date of these agreements.

             Average Daily Net Assets                                 Fee Rate
             -------------------------------------------------------------------
             Scudder Dividend & Growth Fund
             -------------------------------------------------------------------

             New Investment Management Fee as of October 2, 2000
             -------------------------------------------------------------------
             first $500 million                                         0.75%
             -------------------------------------------------------------------
             more than $500 million                                     0.70%
             -------------------------------------------------------------------
             Scudder Large Company Value Fund
             -------------------------------------------------------------------

             New Investment Management Fee as of February 6, 2001
             -------------------------------------------------------------------
             first $1.5 billion                                        0.600%
             -------------------------------------------------------------------
             next $500 million                                         0.575%
             -------------------------------------------------------------------
             next $1.0 billion                                         0.550%
             -------------------------------------------------------------------
             next $1.0 billion                                         0.525%
             -------------------------------------------------------------------
             next $1.0 billion                                         0.500%
             -------------------------------------------------------------------
             more than $5 billion                                      0.475%
             -------------------------------------------------------------------

             Subadvisor for Scudder-Dreman High Return Equity Fund

             The subadvisor for Scudder-Dreman High Return Equity Fund is Dreman Value Management, L.L.C., Red Bank, NJ. Dreman Value Management was founded in 1977 and currently manages over $5 billion in assets.

The portfolio managers

The following people handle the day-to-day management of the funds.

Scudder Contrarian Fund
  Thomas F. Sassi
  Lead Portfolio Manager
    o Began investment career in 1971
    o Joined the advisor in 1996
    o Joined the fund team in 1997
  Frederick L. Gaskin
    o Began investment career in 1986
    o Joined the advisor in 1996
    o Joined the fund team in 1997

Scudder Dividend & Growth Fund
  Kathleen T. Millard
  Lead Portfolio Manager
    o Began investment career in 1983
    o Joined the advisor in 1991
    o Joined the fund team in 1999
  Gregory S. Adams
    o Began investment career in 1987
    o Joined the advisor in 1999
    o Joined the fund team in 1999
  Nicholas Anisimov
    o Began investment career in 1987
    o Joined the advisor in 1987
    o Joined the fund team in 1998
  David I. Hoffman
    o Began investment career in 1994
    o Joined the advisor in 1999
    o Joined the fund team in 2000

  Scudder-Dreman High Return
  Equity Fund
    David N. Dreman
      o Began investment career in 1957
      o Joined the fund in 1988

  Scudder Large Company Value Fund
    Lois R. Roman
    Lead Portfolio Manager
      o Began investment career in 1988
      o Joined the advisor in 1994
      o Joined the fund team in 1995
    Jonathan Lee
      o Began investment career in 1990
      o Joined the advisor in 1999
      o Joined the fund team in 1999

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Dividend & Growth Fund and Scudder Large Company Value Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.

Scudder Contrarian Fund -- Class A

                                                                        For the
                                                     Eleven              period
                                   Year ended        months    Year    Sept. 11,
                                  November 30,       ended     ended   1995^+ to
                             ----------------------  Nov. 30, Dec. 31,  Dec. 31,
                              2000    1999    1998    1997     1996      1995
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                    $19.75  $22.90  $21.13 $16.93   $16.20     $12.18
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                        .30(a)  .34(a)  .28    .23      .23        .26
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions      (.39)  (1.40)   3.48   4.25     2.07       5.05
--------------------------------------------------------------------------------
  Total from investment
  operations                   (.09)  (1.06)   3.76   4.48     2.30       5.31
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income        (.35)   (.31)   (.27)  (.20)    (.22)      (.24)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions     (1.80)  (1.78)  (1.72)  (.08)   (1.35)     (1.05)
--------------------------------------------------------------------------------
  Total distributions         (2.15)  (2.09)  (1.99)  (.28)   (1.57)     (1.29)
--------------------------------------------------------------------------------
Net asset value, end of
period                       $17.51  $19.75  $22.90 $21.13   $16.93     $16.20
--------------------------------------------------------------------------------
Total return (%) (c)            .54   (5.06)  19.51  26.58**  14.42(b)   44.57(b)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                    113     173     152    101       47         19
--------------------------------------------------------------------------------
Ratio of expenses, before
expense reductions (%)         1.53(d)  1.41   1.37   1.35*    1.25       1.66*
--------------------------------------------------------------------------------
Ratio of expenses, after
expense reductions (%)         1.52(d) 1.40    1.37   1.35*    1.23       1.25*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              1.85    1.53    1.36   1.47*    1.56       1.85*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)      46      88      64     77*      95         30*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) Total return does not reflect the effect of any sales charge.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.50% and 1.49%, 2.47% and 2.47% and 2.42% and 2.42% for Class A, Class B, and Class C, respectively.

*   Annualized

**  Not annualized

+   Commencement of operations

Scudder Contrarian Fund -- Class B




                                                                        For the
                                                      Eleven             period
                                                      months   Year     Sept.11,
                            Year ended November 30,   ended    ended   1995^+ to
                            ------------------------- Nov. 30, Dec. 31, Dec. 31,
                             2000     1999    1998     1997     1996      1995
-------------------------------------------------------------------------------
Per share operating performance
-------------------------------------------------------------------------------
Net asset value, beginning  $19.68  $22.82   $21.08   $16.92  $16.20   $15.26
of period
-------------------------------------------------------------------------------
Income from investment operations:

  Net investment income     .14(a)  .14(a)      .08     .08      .11      .07
  (loss)
-------------------------------------------------------------------------------
  Net realized and           (.36)  (1.38)     3.46    4.22     2.07     1.85
  unrealized gain (loss)
  on investment
  transactions
-------------------------------------------------------------------------------
  Total from investment      (.22)  (1.24)     3.54    4.30     2.18     1.92
  operations
-------------------------------------------------------------------------------
Less distributions from:

  Net investment income      (.19)   (.12)    (.08)   (.06)    (.11)    (.07)
-------------------------------------------------------------------------------
  Net realized gains on     (1.80)  (1.78)   (1.72)   (.08)   (1.35)    (.91)
  investment transactions
-------------------------------------------------------------------------------
  Total distributions       (1.99)  (1.90)   (1.80)   (.14)   (1.46)    (.98)
-------------------------------------------------------------------------------
Net asset value, end of     $17.47  $19.68   $22.82   $21.08  $16.92   $16.20
period
-------------------------------------------------------------------------------
Total return (%) (c)         (.29)  (5.90)    18.32  25.44**  13.61(b)  12.83(b)
-------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period       68     109      100      71       29        6
($ millions)
-------------------------------------------------------------------------------
Ratio of expenses, before   2.53(d)   2.29     2.31   2.26*     2.34     2.36*
expense reductions (%)
-------------------------------------------------------------------------------
Ratio of expenses, after    2.53(d)   2.29     2.31   2.26*     2.11     2.00*
expense reductions (%)
-------------------------------------------------------------------------------
Ratio of net investment        .84     .64      .42    .56*      .68      .88*
income (loss) (%)
-------------------------------------------------------------------------------
Portfolio turnover rate (%)     46      88       64     77*       95       30*
-------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) Total return does not reflect the effect of any sales charge.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.50% and 1.49%, 2.47% and 2.47% and 2.42% and 2.42% for Class A, Class B, and Class C, respectively.

*  Annualized

** Not annualized

^+  Commencement of operations

Scudder Contrarian Fund -- Class C




                                                                        For the
                                                      Eleven            period
                                                      months    Year   Sept. 11,
                            Year ended November 30, ended ended 1995^+ to ------------------------- Nov. 30, Dec. 31, Dec. 31,
                              2000    1999    1998     1997     1996      1995
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                 $19.68   $22.82  $21.06  $16.90   $16.20   $15.26
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                     .15(a)   .12(a)  .05     .06      .11      .08
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              (.36)   (1.39)   3.47    4.20     2.05     1.85
--------------------------------------------------------------------------------
  Total from investment
  operations                (.21)   (1.27)   3.52    4.26     2.16     1.93
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income     (.19)    (.09)   (.04)   (.02)    (.11)    (.08)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions  (1.80)   (1.78)  (1.72)   (.08)   (1.35)   (.91)
--------------------------------------------------------------------------------
  Total distributions      (1.99)   (1.87)  (1.76)   (.10)   (1.46)   (.99)
--------------------------------------------------------------------------------
Net asset value, end of
period                    $17.48   $19.68  $22.82  $21.06   $16.90   $16.20
--------------------------------------------------------------------------------

Total return (%) (c)        (.18)   (6.01)  18.25   25.26**  13.51(b) 12.85(b)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                  12       18      12       6        2       .2
--------------------------------------------------------------------------------
Ratio of expenses, before
expense reductions (%)      2.48(d)  2.36    2.40    2.47*    2.80     2.31*
--------------------------------------------------------------------------------
Ratio of expenses, after
expense reductions (%)      2.47(d)  2.35    2.40    2.47*    2.12     1.95*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            .91      .58     .33     .35*     .67      .93*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)   46       88      64      77*      95       30*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) Total return does not reflect the effect of any sales charge.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.50% and 1.49%, 2.47% and 2.47% and 2.42% and 2.42% for Class A, Class B, and Class C, respectively.

*   Annualized

**  Not annualized

+   Commencement of operations

Scudder-Dreman High Return Equity Fund -- Class A


                                                     Eleven
                                                     months
                                  Year ended         ended          Year ended
                                  November 30,       Nov. 30,      December 31,
                            -------------------------          ----------------
                              2000    1999    1998     1997      1996     1995
-------------------------------------------------------------------------------
Per share operating performance
-------------------------------------------------------------------------------
Net asset value, beginning
of period                   $30.45   $35.69  $33.52   $26.52   $21.49  $15.11
-------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                       .65(a)   .71(a)  .73      .54      .39     .26
-------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                5.74    (3.69)   3.80     6.89     5.75    6.76
-------------------------------------------------------------------------------
  Total from investment
  operations                  6.39    (2.98)   4.53     7.43     6.14    7.02
-------------------------------------------------------------------------------
Less distributions from:

  Net investment income       (.68)    (.70)   (.86)    (.37)    (.38)   (.24)
-------------------------------------------------------------------------------
  Net realized gains on
  investment transactions    (2.25)   (1.56)  (1.50)    (.06)    (.73)   (.40)
-------------------------------------------------------------------------------
  Total distributions        (2.93)   (2.26)  (2.36)    (.43)   (1.11)   (.64)
-------------------------------------------------------------------------------
Net asset value, end of
period                      $33.91   $30.45  $35.69   $33.52   $26.52  $21.49
-------------------------------------------------------------------------------
Total return (%) (c)         24.06(b) (8.88)  14.25    28.15**  28.79   46.86(b)
-------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period
($ millions)                 1,661    2,043   2,420    1,383      386      76
-------------------------------------------------------------------------------
Ratio of expenses, before
expense reductions (%)        1.30(c)  1.20    1.19     1.22*    1.21    1.57
-------------------------------------------------------------------------------
Ratio of expenses, after
expense reductions (%)        1.27(c)  1.20    1.19     1.22*    1.21    1.25
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)             2.34     2.09    2.28     2.38*    2.12    1.55
-------------------------------------------------------------------------------
Portfolio turnover rate (%)     12       33       7        5*      10      18
-------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) Total return does not reflect the effect of any sales charge.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.27% and 1.24%, 2.10% and 2.06%, 2.08% and 2.04% and .86% and .85% for Class A, Class B, and
    Class C and Class I, respectively.

**  Not Annualized

*   Annualized

Scudder-Dreman High Return Equity Fund-- Class B



                                                     Eleven   Year     For the
                                                     months   ended    period
                                                     ended    Dec.     Sept. 11,
                             Year ended November 30, Nov. 30,  31,    1995^+ to
                            -------------------------                   Dec. 31,
                              2000     1999    1998    1997     1996      1995
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                   $30.31   $35.51   $33.37 $26.44   $21.47   $19.45
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment
  income (loss)                .42(a)   .42(a)   .45    .31      .19      .07
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                5.72    (3.66)    3.75   6.84     5.72     2.41
--------------------------------------------------------------------------------
  Total from investment
  operations                  6.14    (3.24)    4.20   7.15     5.91     2.48
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income       (.45)    (.40)    (.56)  (.16)    (.21)    (.06)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions    (2.25)   (1.56)   (1.50)  (.06)    (.73)    (.40)
--------------------------------------------------------------------------------
  Total distributions        (2.70)   (1.96)   (2.06)  (.22)    (.94)    (.46)
--------------------------------------------------------------------------------
Net asset value, end
of period                   $33.75   $30.31   $35.51 $33.37   $26.44   $21.47
--------------------------------------------------------------------------------
Total return (%) (c)         23.04(b) (9.62)   13.22  27.10**  27.63(b) 12.88(b)*
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                 1,375    1,865    2,276  1,300      295       17
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        2.14(d)  2.03     2.06   2.12*    2.31     2.35*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        2.10(d)  2.03     2.06   2.12*    2.20     2.00*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)             1.51     1.26     1.41   1.48*    1.13      .61*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)     12       33        7      5*      10       18*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) Total return does not reflect the effect of any sales charge.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.27% and 1.24%, 2.10% and 2.06%, 2.08% and 2.04% and .86% and .85% for Class A, Class B, and
    Class C and Class I, respectively.

**  Not Annualized

*   Annualized

+   Commencement of operations

Scudder-Dreman High Return Equity Fund-- Class C





                                                                        For the
                                                       Eleven   Year    period
                                                       months   ended  Sept. 11,
                             Year ended November 30,   ended    Dec.   1995^+ to
                            -------------------------  Nov. 30,  31,    Dec. 31,
                              2000     1999    1998    1997     1996      1995
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                    $30.34   $35.54  $33.38 $26.45   $21.48   $19.45
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income
  (loss)                        .42(a)  0.43(a)  .45    .32      .20      .09
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                 5.73    (3.66)   3.79   6.83     5.72     2.41
--------------------------------------------------------------------------------
  Total from investment
  operations                   6.15    (3.23)   4.24   7.15     5.92     2.50
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income        (.46)    (.41)   (.58)  (.16)    (.22)    (.07)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions     (2.25)   (1.56)  (1.50)  (.06)    (.73)    (.40)
--------------------------------------------------------------------------------
  Total distributions         (2.71)   (1.97)  (2.08)  (.22)    (.95)    (.47)
--------------------------------------------------------------------------------
Net asset value, end of
period                       $33.78   $30.34  $35.54 $33.38   $26.45   $21.48
--------------------------------------------------------------------------------
Total return (%) (c)          23.06(b) (9.60)  13.32  27.10**  27.66(b) 12.94(b)*
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                    285      414     462    221       44        2
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         2.12(d)  2.00    2.01   2.10*    2.33     2.30*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         2.08(d)  2.00    2.01   2.10*    2.22     1.95*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)              1.54     1.29    1.46   1.50*    1.11      .66*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)      12       33       7      5*      10       18*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been waived.

(c) Total return does not reflect the effect of any sales charge.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.27% and 1.24%, 2.10% and 2.06%, 2.08% and 2.04% and .86% and .85% for Class A, Class B, and
    Class C and Class I, respectively.

**  Not Annualized

*   Annualized

+   Commencement of operations

  How to Invest in the Funds

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
                                            Class C
o 0.25% service fee*
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero six years after purchase

o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
                                            going forward
o 1.00% distribution/service fee*
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% distribution/service fee*
--------------------------------------------------------------------------------

* Pending shareholder approval, each class's current shareholder services fee will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

             Class A shares

             Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

             Class A shares have a sales charge that varies with the amount you invest:

                                     Sales charge as a    Sales charge as a % of
             Your investment        % of offering price     your net investment
             -------------------------------------------------------------------
             Up to $50,000                  5.75                   6.10
             -------------------------------------------------------------------
             $50,000-$99,999                4.50                   4.71
             -------------------------------------------------------------------
             $100,000-$249,999              3.50                   3.63
             -------------------------------------------------------------------
             $250,000-$499,999              2.60                   2.67
             -------------------------------------------------------------------
             $500,000-$999,999              2.00                   2.04
             -------------------------------------------------------------------
             $1 million or more    See below and next page
             -------------------------------------------------------------------

             The offering price includes the sales charge.

             You may be able to lower your Class A sales charges if:

             o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

             o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

             o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

             The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

             You may be able to buy Class A shares without sales charges when you are:

             o  reinvesting dividends or distributions

             o  investing through certain workplace retirement plans

             o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

             There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

             If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             Class B shares

             With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

             Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:


             Year after you bought shares    CDSC on shares you sell
             -------------------------------------------------------------------
             First year                      4.00%
             -------------------------------------------------------------------
             Second or third year            3.00
             -------------------------------------------------------------------
             Fourth or fifth year            2.00
             -------------------------------------------------------------------
             Sixth year                      1.00
             -------------------------------------------------------------------
             Seventh year and later          None (automatic conversion to Class
                                             A)
             -------------------------------------------------------------------

             This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

             Class C shares

             Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

             Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

             Class C shares have a CDSC, but only on shares you sell within one year of buying them:

             Year after you bought shares       CDSC on shares you sell
             -------------------------------------------------------------------
             First year                         1.00%
             -------------------------------------------------------------------
             Second year and later              None
             -------------------------------------------------------------------

             This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares


Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------

First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application       o Send a check made out to "Scudder
                                           Funds" and an investment slip to us
                                           at the appropriate address below

o Send it to us at the appropriate       o If you don't have an investment
  address, along with an investment        slip, simply include a letter with
  check                                    your name, account number, the full
                                           name of the fund and the share class
                                           and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

Regular mail:
Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------

Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
                                          you're in doubt, see page 4o
$50 or more for exchanges between
existing accounts
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for yo
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

             Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

             If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

             In either case, keep in mind that the information in this prospectus applies only to a fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

             In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

             Policies about transactions

             Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

             You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

             Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

             ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

             QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

             Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

             When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

             Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

             When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

             A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

             When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

             There are certain cases in which you may be exempt from a CDSC. These include:

             o the death or disability of an account owner (including a joint owner)

             o  withdrawals made through a systematic withdrawal plan

             o  withdrawals related to certain retirement or benefit plans

             o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

             o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

             o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

             In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

             If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

             Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

             How the funds calculate share price

             For each share class, the price at which you buy shares is as follows:

             Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

             Class B and Class C shares-- net asset value per share, or NAV

             To calculate NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  -----------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

             For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

             We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

             To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

             Other rights we reserve

             You should be aware that we may do any of the following:

             o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

             o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

             o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

             o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

             o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes


             By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

             Each fund has a regular schedule for paying out any earnings to shareholders.

             Income for Scudder Dividend & Growth Fund is declared and paid quarterly in March, June, September and December. Long-term and short-term capital gains for Scudder Dividend & Growth Fund are paid in November or December, or otherwise as well. Scudder Contrarian Fund and Scudder-Dreman High Return Equity Fund each intend to pay dividends and distributions to its shareholders in December. Scudder Large Company Value Fund intends to pay dividends and distributions to its shareholders in November or December. If necessary, all funds may distribute at other times as well.

             You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at
             NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

             Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

             The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

             Generally taxed at ordinary income rates
             -------------------------------------------------------------------
             o short-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o taxable income dividends you receive from the fund
             -------------------------------------------------------------------
             o short-term capital gains distributions you receive from the fund
             -------------------------------------------------------------------
             Generally taxed at capital gains rates
             -------------------------------------------------------------------
             o long-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o long-term capital gains distributions you receive from the fund

             Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

             If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

             Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

         To Get More Information

         Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

         Statements of Additional Information (SAIs) -- These tell you more about each fund's features and policies, including additional risk information. The SAIs are incorporated by reference into this document (meaning that they're legally part of this prospectus).

         If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you're a shareholder and have questions, please contact Scudder Investments. Materials you get from Scudder Investments are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.




         Scudder Investments                       SEC
         ----------------------------------------------------------------
         222 South Riverside Plaza                 450 Fifth Street, N.W.
         Chicago, IL 60606-5808                    Washington, D.C. 20549-6009
         www.scudder.com                           www.sec.gov
         (800) 621-1048                            (202) 942-8090




         SEC File Numbers
         ----------------------------------------------------------------
         Scudder Contrarian Fund                   811-5385
         Scudder Dividend & Growth Fund            811-43
         Scudder-Dreman High Return Equity Fund    811-5385
         Scudder Large Company Value Fund          811-1444






         Distributor
         Scudder Distributors, Inc.
         222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
         Tel (800) 621-1048


         SCUDDER
         INVESTMENTS

         A member of [LOGO] Zurich Scudder Investments